Average Annual Total Returns - A C I Shares - JPMorgan Floating Rate Income Fund	Class A Past	Class A Past	Class A Life of Fund since	Class C Past	Class C Past	Class C Life of Fund since	Class I Past	Class I Past	Class I Life of Fund since	Class I Inception Date	Class I Return After Taxes on Distributions Past	Class I Return After Taxes on Distributions Past	Class I Return After Taxes on Distributions Life of Fund since	Class I Return After Taxes on Distributions and Sale of Fund Shares Past	Class I Return After Taxes on Distributions and Sale of Fund Shares Past	Class I Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	CREDIT SUISSE LEVERAGED LOAN INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	CREDIT SUISSE LEVERAGED LOAN INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	CREDIT SUISSE LEVERAGED LOAN INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since
Total	(1.26%)	3.19%	2.47%	(0.49%)	3.15%	2.45%	1.28%	3.92%	3.14%	Jun. 01, 2011	(0.38%)	2.03%	1.31%	0.69%	2.17%	1.59%	2.78%	5.19%	4.32%	7.51%	4.44%	3.65%